FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2018
Finance Income And Finance Costs
NOTE 18 - FINANCE INCOME AND FINANCE COSTS

Finance income and finance cots for the years ended December 31, 2018, 2017 and 2016, are detailed below:

In Thousands of US Dollars
Description	2018	2017	2016

Interest income	$72	$11	$4

Interest and bank charges	(18)	(52)	(118)
Financial costs			–
Accretion of the other liabilities	-	(152)	(116)
Net foreign exchange gain	(7)	(1)	(10)
Net finance costs	$47	$(194)	$(240)

Finance income	$65	$10	$4
Finance costs	(18)	(204)	(244)
Net finance costs	$47	$(194)	$(240)